Operating expenses - Bonus awards reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
Bonus awarded	£ 356	£ 370	£ 301
Less: deferral of charge for amounts awarded for current year	(114)	(127)	(99)
Income statement charge for amounts awarded in current year	242	243	202
Add: current year charge for amounts deferred from prior years	115	94	80
Less: forfeiture of amounts deferred from prior years	(4)	(3)	(15)
Income statement charge for amounts deferred from prior years	111	91	65
Income statement charge for bonus awards	£ 353	£ 334	£ 267